Cover	Mar. 20, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2022
Entity File Number	001-39794
Entity Registrant Name	FORGE GLOBAL HOLDINGS, INC.
Entity Central Index Key	0001827821
Entity Tax Identification Number	98-1561111
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	415 Mission St.
Entity Address, Address Line Two	Suite 5510
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	881-1612
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Motive Capital Corp
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	FRGE
Security Exchange Name	NYSE
Warrants, each exercisable for one share of common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	FRGE WS
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	7 World Trade Center
Entity Address, Address Line Two	250 Greenwich Street, FL 47
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007